CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Sep. 30, 2013
Current assets:
Cash and cash equivalents	$ 246,463	$ 226,029
Accounts receivable, less allowance for doubtful accounts of $1,370 at December 31, 2013, and $1,532 at September 30, 2013	52,078	54,640
Inventories	66,118	63,786
Prepaid expenses and other current assets	24,331	13,598
Deferred income taxes	7,746	7,659
Total current assets	396,736	365,712
Property, plant and equipment, net	109,514	111,985
Goodwill	43,801	44,306
Other intangible assets, net	9,060	9,785
Deferred income taxes	6,085	10,291
Other long-term assets	10,529	12,427
Total assets	575,725	554,506
Current liabilities:
Accounts payable	15,825	16,663
Current portion of long-term debt	12,031	10,938
Accrued expenses, income taxes payable and other current liabilities	28,503	39,899
Total current liabilities	56,359	67,500
Long-term debt, net of current portion	147,657	150,937
Deferred income taxes	1,397	1,559
Other long-term liabilities	7,706	7,433
Total liabilities	213,119	227,429
Commitments and contingencies (Note 9)
Stockholders' equity:
Common Stock: Authorized: 200,000,000 shares, $0.001 par value; Issued: 31,504,320 shares at December 31, 2013, and 30,213,577 shares at September 30, 2013	31	30
Capital in excess of par value of common stock	415,107	376,206
Retained earnings	192,134	180,826
Accumulated other comprehensive income	12,827	17,436
Treasury stock at cost, 7,097,960 shares at December 31, 2013, and 6,866,675 shares at September 30, 2013	(257,493)	(247,421)
Total stockholders' equity	362,606	327,077
Total liabilities and stockholders' equity	$ 575,725	$ 554,506